Capital management	12 Months Ended
Dec. 31, 2022
Disclosure of Objectives Policies and Processes for Managing Capital [Abstract]
Capital management

26. Capital management

Capital is defined as equity. The Company’s objectives when managing its capital are to safeguard its ability to continue as a going concern and to maximize the value for its shareholders.

The Company’s activities have been funded so far through debt and equity financing based on cash needs, and through operations. The Company typically sells its shares by way of private placement. There were no changes in these objectives, policies and processes used to manage capital during the year.

The Company manages its capital structure and determines its capital requirements in light of the changing economic conditions and the risk characteristics of its assets. To reach its objectives the Company may have to maintain or adjust its capital structure by issuing new share capital or new debt.

At this stage of its development, it is the policy of the Company to preserve cash to fund its operations and complete its capital projects and not to pay dividends. As of December 31, 2022, and 2021, the Company is not subject to any externally imposed capital requirements.

The following summarizes the Company’s capital structure:

	December 31,	December 31,
	2022	2021

Equity attributable to shareholders of the Company	$81,227	$93,070